Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 91.01%
Brazil: 2.17%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	24,800	$47,573
Banco BTG Pactual SA (Financials, Capital markets)	13,600	78,410
		125,983
China: 15.48%
China International Capital Corp. Ltd. Class H (Financials, Capital markets)144A	68,000	75,792
China Oilfield Services Ltd. Class H (Energy, Energy equipment & services)	56,000	49,330
China Resources Land Ltd. (Real estate, Real estate management & development)	41,400	123,748
China State Construction International Holdings Ltd. (Industrials, Construction & engineering)	35,410	49,492
Chinasoft International Ltd. (Information technology, IT services)	132,000	64,324
Foxconn Industrial Internet Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)†	18,300	61,478
Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer discretionary, Household durables)	8,700	48,183
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	17,600	61,140
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	12,000	105,834
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	25,600	85,056
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	1,600	56,974
Shenzhou International Group Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	7,200	60,952
Wuliangye Yibin Co. Ltd. Class A (Consumer staples, Beverages)	3,200	56,222
		898,525
Greece: 2.08%
Jumbo SA (Consumer discretionary, Specialty retail)	1,647	44,134
National Bank of Greece SA (Financials, Banks)	8,746	76,764
		120,898
Hungary: 0.84%
Richter Gedeon Nyrt (Health care, Pharmaceuticals)	1,713	48,835
India: 30.88%
360 ONE WAM Ltd. (Financials, Capital markets)	8,924	120,969
Ashok Leyland Ltd. (Industrials, Machinery)	45,594	140,321
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	1,560	180,235
Embassy Office Parks REIT (Real estate, Office REITs)	40,996	177,579
GAIL India Ltd. (Utilities, Gas utilities)	56,981	164,347
LIC Housing Finance Ltd. (Financials, Financial services)	19,463	178,946
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	96,808	121,869
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	13,777	106,366
Power Finance Corp. Ltd. (Financials, Financial services)	25,409	169,608
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	42,821	178,358
Shriram Finance Ltd. (Financials, Consumer finance)	4,049	142,054
Ujjivan Small Finance Bank Ltd. (Financials, Banks)144A	207,318	111,414
		1,792,066
See accompanying notes to portfolio of investments
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Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Indonesia: 0.87%
Indofood CBP Sukses Makmur Tbk. PT (Consumer staples, Food products)	75,100	$50,459
Malaysia: 2.81%
CIMB Group Holdings Bhd. (Financials, Banks)	58,000	93,782
Tenaga Nasional Bhd. (Utilities, Electric utilities)	22,600	69,258
		163,040
Philippines: 1.30%
Bank of the Philippine Islands (Financials, Banks)	36,238	75,300
Poland: 1.81%
Bank Polska Kasa Opieki SA (Financials, Banks)	1,269	51,409
LPP SA (Consumer discretionary, Textiles, apparel & luxury goods)	14	53,675
		105,084
Saudi Arabia: 4.68%
Al Rajhi Bank (Financials, Banks)	2,250	51,302
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	5,051	70,160
Saudi Awwal Bank (Financials, Banks)	9,045	94,641
United International Transportation Co. (Industrials, Ground transportation)	2,334	55,642
		271,745
Singapore: 2.76%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	8,500	74,579
Yangzijiang Shipbuilding Holdings Ltd. (Industrials, Machinery)	42,400	85,489
		160,068
South Africa: 1.00%
Foschini Group Ltd. (Consumer discretionary, Specialty retail)	7,881	58,167
South Korea: 9.86%
Fila Holdings Corp. (Consumer discretionary, Textiles, apparel & luxury goods)	1,732	54,374
Kia Corp. (Consumer discretionary, Automobiles)	1,667	136,788
Macquarie Korea Infrastructure Fund (Financials, Capital markets)	2,385	21,338
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	5,836	359,861
		572,361
Taiwan: 11.24%
Cathay Financial Holding Co. Ltd. (Financials, Insurance)	42,000	80,423
Chroma ATE, Inc. (Information technology, Electronic equipment, instruments & components)	9,000	83,798
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	10,000	128,438
E Ink Holdings, Inc. (Information technology, Electronic equipment, instruments & components)	10,340	85,317
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	900	78,084
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	2,000	76,170
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder Shares - Series EM

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Taiwan(continued)
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	9,000	$76,678
Teco Electric & Machinery Co. Ltd. (Industrials, Electrical equipment)	29,000	43,125
		652,033
Thailand: 0.79%
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	11,100	45,682
Turkey: 1.36%
BIM Birlesik Magazalar AS (Consumer staples, Consumer staples distribution & retail)	4,192	79,175
United Arab Emirates: 1.08%
Emaar Properties PJSC (Real estate, Real estate management & development)	26,612	62,528
Total common stocks (Cost $4,599,763)		5,281,949

	Dividend rate
Preferred stocks: 6.49%
South Korea: 6.49%
LG Chem Ltd. (Materials, Chemicals)	2.58	154	24,001
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.26	7,406	352,576
Total preferred stocks (Cost $373,766)			376,577

		Yield
Short-term investments: 0.27%
Investment companies: 0.27%
Allspring Government Money Market Fund Select Class♠∞		5.25%	15,732	15,732
Total short-term investments (Cost $15,732)				15,732
Total investments in securities (Cost $4,989,261)	97.77%			5,674,258
Other assets and liabilities, net	2.23			129,653
Total net assets	100.00%			$5,803,911

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
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Portfolio of investments—July 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$80,580	$2,192,847	$(2,257,695)	$0	$0	$15,732	15,732	$4,297
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder Shares - Series EM

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Managed Account CoreBuilder Shares - Series EM | 5

Notes to portfolio of investments—July 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$125,983	$0	$0	$125,983
China	49,493	849,032	0	898,525
Greece	120,898	0	0	120,898
Hungary	48,835	0	0	48,835
India	177,579	1,614,487	0	1,792,066
Indonesia	50,459	0	0	50,459
Malaysia	69,258	93,782	0	163,040
Philippines	75,300	0	0	75,300
Poland	0	105,083	0	105,083
Saudi Arabia	0	271,745	0	271,745
Singapore	74,579	85,489	0	160,068
South Africa	58,167	0	0	58,167
South Korea	0	572,361	0	572,361
Taiwan	0	652,033	0	652,033
Thailand	0	45,683	0	45,683
Turkey	79,175	0	0	79,175
United Arab Emirates	62,528	0	0	62,528
Preferred stocks
South Korea	0	376,577	0	376,577
Short-term investments
Investment companies	15,732	0	0	15,732
Total assets	$1,007,986	$4,666,272	$0	$5,674,258
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Managed Account CoreBuilder Shares - Series EM